Accounts Receivable (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	CAD 1,170	CAD 1,019
Allowance for doubtful accounts	(34)	(32)
Derivatives due within one year	17	9
Other	33	40
Accounts receivable	CAD 1,186	CAD 1,036